Pioneer High Income Municipal Fund

Schedule of Investments | November 30, 2019

Ticker Symbols: Class A PIMAX Class C HICMX Class Y HIMYX

Schedule of Investments | 11/30/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 99.5%
	DEBTORS IN POSSESSION FINANCING - 0.9% of Net Assets(a)
	Building Materials - 0.0%†
110,421+	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 12/31/16 (144A)	$110,421
115,722+	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 7/30/17 (144A)	115,721
56,536	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 9/10/17 (144A)	56,536
70,670	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 12/31/17 (144A)	70,670
36,960	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	36,960
115,722	Texas Pellets, Inc./German Pellets Texas LLC, 8.0%, 8/1/19 (144A)	115,722
	Total Building Materials	$506,030
	Electric - 0.3%
4,000,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	$4,082,220
	Total Electric	$4,082,220
	Entertainment - 0.3%
5,000,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$5,675,000
	Total Entertainment	$5,675,000
	Pharmaceuticals - 0.3%
5,000,000	Valeant Pharmaceuticals International, Inc., 8.5%, 1/31/27 (144A)	$5,662,500
	Total Pharmaceuticals	$5,662,500
	TOTAL DEBTORS IN POSSESSION FINANCING
	(Cost $15,337,724)	$15,925,750
	MUNICIPAL BONDS - 98.6% of Net Assets(b)
	Alabama - 1.6%
3,000,000	Auburn University, General Fee Revenue, Series A, 5.0%, 6/1/48	$3,635,430
3,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 4.5%, 5/1/32 (144A)	3,823,750
17,500,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	20,081,250
	Total Alabama	$27,540,430
	Alaska - 1.6%
26,935,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	$26,968,669
	Total Alaska	$26,968,669
	Arizona - 1.9%
3,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$3,139,410
1,675,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.0%, 7/15/49 (144A)	1,815,951
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	8,559,120
9,400,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	9,767,070
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,105,940
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,322,800
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	2,735,808
2,400,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	2,727,168
	Total Arizona	$33,173,267
	Arkansas - 1.4%
19,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.5%, 9/1/49 (144A)	$20,178,190
4,070,000	University of Arkansas, 5.0%, 11/1/44	5,014,850
	Total Arkansas	$25,193,040
	California - 17.2%
5,165,000	California County Tobacco Securitization Agency, Asset-Backed, Gold Country Funding Corp., 5.25%, 6/1/46	$5,165,723
7,780,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County Securitization Corp., 5.7%, 6/1/46	7,994,106
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	1,249,968
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	6,005,009
4,660,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,759,118
2,385,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,405,893
11,465,000	California Educational Facilities Authority, Stanford University, Series U-3, 5.0%, 6/1/43	16,912,939
5,000,000	California Educational Facilities Authority, Stanford University, Series V-1, 5.0%, 5/1/49	7,636,250
6,000,000	California Health Facilities Financing Authority, 5.0%, 11/1/47	9,105,480
250,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.0%, 10/1/35	261,445
1,550,000	California Municipal Finance Authority, John Adams Academics Project, Series A, 5.25%, 10/1/45	1,618,432
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	550,770
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,729,539
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, 6.0%, 7/1/42	6,721,785
2,975,000(c)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,491,757
Principal Amount USD ($)		Value
	California - (continued)
305,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	$332,017
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	927,815
2,175,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	2,419,361
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,115,200
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48 (144A)	3,668,117
4,000,000	California State University, Systemwide, Series A, 5.0%, 11/1/48	4,909,360
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,805,778
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,660,010
1,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/43 (144A)	1,169,440
8,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	9,016,320
13,095,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.5%, 12/1/58 (144A)	15,396,839
10,000,000	City of Los Angeles Department of Airports, 5.0%, 5/15/43	12,528,400
1,075,000	City of Los Angeles Department of Airports, 5.0%, 5/15/44	1,340,267
4,415,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	5,174,689
3,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	4,077,605
9,825,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	10,218,000
31,545,000	Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/47	32,491,350
5,000,000	Golden State Tobacco Securitization Corp., Series A-1, 5.25%, 6/1/47	5,175,000
25,505,000	Golden State Tobacco Securitization Corp., Series A-2, 5.0%, 6/1/47	26,270,150
4,000,000	Los Angeles County Facilities, Inc., 5.0%, 12/1/43	4,872,280
15,795,000	Los Angeles County Public Works Financing Authority, 5.0%, 12/1/49	19,599,384
5,000,000	Los Angeles Department of Water & Power, Power System Revenue, Series A, 5.25%, 7/1/49	6,258,900
2,500,000(d)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM Insured)	1,290,700
1,925,000(d)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM Insured)	952,702
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, 5.0%, 5/1/50	12,003,000
10,510,000	San Francisco City & County Airport Comm-San Francisco International Airport, 5.0%, 5/1/50	12,900,815
9,270,000	San Francisco City & County Airport Comm-San Francisco International Airport Commission, Government Purpose, Series B, 5.0%, 5/1/49	11,363,815
9,110,000	University of California, Series AZ, 5.25%, 5/15/58	11,186,624
	Total California	$298,732,152
	Colorado - 5.0%
4,000,000	Arkansas River Power Authority, 5.0%, 10/1/43	$4,644,880
2,345,000(c)(e)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	2,467,714
2,860,000(c)(e)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,085,082
10,000,000	City & County of Denver CO, 5.0%, 8/1/44	11,789,600
2,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,486,960
5,000,000(c)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	6,240,150
4,000,000	Colorado Health Facilities Authority, 5.0%, 8/1/44	4,714,280
2,000,000(e)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,090,800
1,250,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.0%, 12/1/49	1,324,537
2,090,000(e)	Cottonwood Highlands Metropolitan District No. 1, Series B, 8.75%, 12/15/49	2,131,152
2,840,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,970,924
3,500,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	3,742,515
1,380,000(e)	Lanterns Metropolitan District No 1, 5.0%, 12/1/39	1,464,539
2,835,000(e)	Lanterns Metropolitan District No 1, 5.0%, 12/1/49	2,960,704
683,000(e)	Lanterns Metropolitan District No 1, 7.75%, 12/15/49	692,029
7,635,000(e)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	7,980,484
500,000(e)	Leyden Rock Metropolitan District No. 10, Series B, 7.25%, 12/15/45	512,740
3,372,000(e)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	3,494,269
1,500,000(e)	Promenade Castle Rock Metropolitan District No. 1, Series A, 5.75%, 12/1/39	1,570,800
620,000(e)	Trails at Crowfoot Metropolitan District No 3, 4.375%, 12/1/30	638,507
1,535,000(e)	Trails at Crowfoot Metropolitan District No 3, 5.0%, 12/1/39	1,615,465
3,380,000(e)	Trails at Crowfoot Metropolitan District No 3, 5.0%, 12/1/49	3,500,565
2,090,000(e)	Trails at Crowfoot Metropolitan District No 3, 9.0%, 12/15/49	2,102,059
4,250,000	University of Colorado, 5.0%, 6/1/44	5,260,522
1,875,000(e)	Village at Dry Creek Metropolitan District No 2, 4.375%, 12/1/44	1,929,337
1,250,000(e)	Villas Metropolitan District, Series A, 5.125%, 12/1/48	1,323,325
1,240,000(e)	Willow Bend Metropolitan District, 5.0%, 12/1/39	1,338,047
1,460,000(e)	Willow Bend Metropolitan District, 5.0%, 12/1/49	1,561,470
755,000(e)	Willow Bend Metropolitan District, 7.625%, 12/15/49	764,823
	Total Colorado	$86,398,279
	Connecticut - 0.2%
2,885,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	$2,900,089
	Total Connecticut	$2,900,089
Principal Amount USD ($)		Value
	Delaware - 0.7%
2,905,000	Delaware State Health Facilities Authority, Beebe Medical Center Project, 4.375%, 6/1/48	$3,175,659
7,350,000	Delaware State Health Facilities Authority, Beebe Medical Center Project, 5.0%, 6/1/48	8,597,295
	Total Delaware	$11,772,954
	District of Columbia - 1.4%
10,000,000	District of Columbia, 5.0%, 3/1/44	$12,455,400
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	776,358
30,000,000(d)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	5,700,000
5,000,000(e)	District of Columbia, Series A, 5.0%, 10/15/44	6,174,800
	Total District of Columbia	$25,106,558
	Florida - 1.8%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$5,024,450
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/43	531,990
750,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.0%, 7/1/53	776,377
500,000	Capital Trust Agency, Inc., H Bay Ministries, Inc., 5.25%, 7/1/48	535,270
10,650,000	City of Gainesville FL Utilities System Revenue, 5.0%, 10/1/44	13,255,203
575,000	County of Lake FL, 5.0%, 1/15/39 (144A)	619,545
825,000	County of Lake FL, 5.0%, 1/15/49 (144A)	875,375
850,000	County of Lake FL, 5.0%, 1/15/54 (144A)	901,281
7,245,000	County of Miami-Dade FL Water & Sewer System Revenue, 5.0%, 10/1/44	8,932,288
	Total Florida	$31,451,779
	Georgia - 0.9%
6,000,000	City of Atlanta Water & Wastewater Revenue, Series B, 5.0%, 11/1/47	$7,190,520
7,250,000	Private Colleges & Universities Authority, 5.0%, 9/1/48	9,007,835
	Total Georgia	$16,198,355
	Illinois - 5.1%
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	$1,189,140
8,010,000	Chicago Board of Education, 6.0%, 4/1/46	9,533,422
1,520,000(e)	Chicago Board of Education Project, Series C, 5.25%, 12/1/39	1,668,230
2,035,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,350,629
870,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/41	896,683
7,395,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/42	7,796,327
1,205,000(e)	Chicago Board of Education, Series A, 5.5%, 12/1/39	1,254,610
1,000,000(e)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,272,340
8,000,000(e)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,665,760
3,250,000(e)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,755,050
7,505,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.0%, 1/1/48	9,024,913
2,500,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.0%, 1/1/53	2,997,550
10,000,000(e)	City of Chicago, Series A, 5.0%, 1/1/44	11,241,300
4,713,653(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	1,885,461
2,634,795(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	39,522
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	7,904
526,959	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	7,904
920,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	932,420
4,700,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	4,922,169
4,000,000	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series A, 5.0%, 6/15/57	4,472,200
22,000,000(d)	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Series B, 12/15/56 (AGM Insured)	5,917,120
1,250,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B-2, 5.0%, 6/15/50 (ST APPROP)	1,264,575
7,690,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	5,344,550
1,415,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,415,042
	Total Illinois	$88,854,821
	Indiana - 6.7%
1,750,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$52,500
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	60,000
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	60,000
3,500,000	City of Crown Point, Wittenberg Village Project, Series A, 8.0%, 11/15/39	3,502,380
2,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	2,611,199
700,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.125%, 1/1/32	734,930
4,565,000	City of Fort Wayne, Silver Birch Fort Wayne Project, 5.35%, 1/1/38	4,790,739
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.5%, 2/1/29 (144A)	25,000,246
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,373,583
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,736,356
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,316,260
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,395,880
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	524,245
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,603,574
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,172,303
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,810,571
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,776,098
4,000,000(c)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,464,360
2,100,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	2,302,188
Principal Amount USD ($)		Value
	Indiana - (continued)
3,420,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	$3,753,211
1,940,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,956,994
1,795,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.5%, 7/1/53	1,819,215
3,370,000	Indiana Housing & Community Development Authority, Lake Meadows Assisted Living Project, 5.0%, 1/1/39 (144A)	3,444,578
8,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	8,886,563
10,000,000	Indianapolis Local Public Improvement Bond Bank, 5.0%, 2/1/49	12,173,300
8,000,000	Town of Plainfield Multifamily Housing Revenue, Glasswater Creek Project, 5.375%, 9/1/38	8,270,960
	Total Indiana	$116,592,233
	Iowa - 0.0%†
50,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	$50,125
	Total Iowa	$50,125
	Kansas - 0.7%
400,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/33	$433,204
9,215,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.25%, 11/15/53	9,812,040
2,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A, 5.5%, 11/15/38	2,165,240
	Total Kansas	$12,410,484
	Maryland - 1.6%
6,465,000	City of Baltimore MD, 5.0%, 7/1/49	$7,972,121
15,000,000	City of Baltimore MD, 5.0%, 7/1/49	18,492,450
930,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	1,014,351
	Total Maryland	$27,478,922
	Massachusetts - 3.0%
4,950,000(e)	Commonwealth of Massachusetts, Series A, 5.0%, 1/1/46	$5,932,030
9,125,000	Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/48	11,111,330
14,825,000	Massachusetts Development Finance Agency, 5.0%, 7/1/43	17,549,538
8,750,000	Massachusetts Development Finance Agency, 5.0%, 7/1/53	10,318,263
765,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	574,263
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	1,996,100
1,250,000	Massachusetts Development Finance Agency, International Charter School, 5.0%, 4/15/40	1,368,712
2,500,000	Massachusetts Development Finance Agency, Linden Ponds, Inc., Facility, 5.125%, 11/15/46 (144A)	2,820,750
1,116,746(d)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	318,876
	Total Massachusetts	$51,989,862
	Michigan - 3.2%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,287,900
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,318,125
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,492,953
3,945,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	4,278,984
50,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20	50,562
2,020,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40	2,046,038
7,135,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 6.75%, 3/1/40	7,852,353
4,000,000(f)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,774,520
5,215,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	5,260,683
21,195,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	21,327,469
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,271,950
	Total Michigan	$54,961,537
	Minnesota - 1.5%
1,935,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$2,039,742
3,040,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/38	3,199,387
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/48	1,041,470
1,000,000	City of Bethel, Partnership Academy Project, Series A, 5.0%, 7/1/53	1,034,250
2,600,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/34	2,649,088
2,000,000	City of Brooklyn Park, Prairie Seeds Academy Project, Series A, 5.0%, 3/1/39	2,030,300
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	441,648
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,647,840
2,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	2,170,100
1,400,000	City of Rochester, Math & Science Academy Project, Series A, 5.25%, 9/1/43	1,460,466
6,080,000	City of Rochester, Math & Science Academy Project, Series A, 5.375%, 9/1/50	6,336,333
1,415,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Higher Ground Academy Project, Series A, 5.125%, 12/1/38	1,493,702
1,300,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, St. Paul City School Project, Series A, 5.0%, 7/1/36	1,361,256
	Total Minnesota	$26,905,582
	Mississippi - 0.8%
8,400,000(f)	Mississippi Business Finance Corp., Chevron U.S.A., Inc., Project, Series A, 1.12%, 12/1/30	$8,400,000
5,105,000(f)	Mississippi Business Finance Corp., Chevron U.S.A., Inc., Project, Series E, 1.12%, 12/1/30	5,105,000
	Total Mississippi	$13,505,000
	Missouri - 1.7%
4,900,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$4,908,183
10,000,000	Kansas City Industrial Development Authority, 5.0%, 3/1/44	11,969,600
Principal Amount USD ($)		Value
	Missouri - (continued)
4,975,000	Kansas City Industrial Development Authority, 5.0%, 3/1/55 (AGM Insured)	$5,888,410
500,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	522,870
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,042,930
2,300,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	2,362,928
2,500,000(c)	Kirkwood Industrial Development Authority, Aberdeen Heights, Series A, 8.25%, 5/15/45	2,581,100
	Total Missouri	$29,276,021
	Nevada - 0.0%†
4,500,000(d)	City of Reno, Reno Transportation Rail Access, Series C, 7/1/58 (144A)	$659,700
	Total Nevada	$659,700
	New Jersey - 2.9%
650,000	New Jersey Economic Development Authority, Charter University Heights Charter Schools Project, 4.7%, 9/1/28 (144A)	$662,110
565,000	New Jersey Economic Development Authority, Charter University Heights Charter Schools Project, 5.375%, 9/1/33 (144A)	574,102
1,140,000	New Jersey Economic Development Authority, Charter University Heights Charter Schools Project, 5.625%, 9/1/38 (144A)	1,169,594
1,255,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.25%, 10/1/38 (144A)	1,319,206
7,205,000	New Jersey Economic Development Authority, Charity Marion P. Thomas Charter School, 5.375%, 10/1/50 (144A)	7,584,920
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	1,312,200
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,665,525
7,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series EEE, 5.0%, 6/15/43	7,953,190
5,125,000	New Jersey Economic Development Authority, University Heights Charitable Schools Project, Series A, 5.75%, 9/1/50 (144A)	5,264,195
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,727,295
15,605,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/46	17,253,668
	Total New Jersey	$50,486,005
	New Mexico - 0.6%
1,220,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$1,222,086
7,970,000(f)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	7,959,400
1,750,000	Lower Petroglyphs Public Improvement District, Refunding, 5.0%, 10/1/48	1,852,183
	Total New Mexico	$11,033,669
	New York - 8.2%
525,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/28 (144A)	$577,069
4,150,000	Buffalo & Erie County Industrial Land Development Corp., Medaille College Project, 5.0%, 10/1/38 (144A)	4,540,266
8,755,000	Erie Country New York Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/45	8,680,057
10,000,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	2,400,000
8,000,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	1,920,000
1,795,000(g)	Erie County Industrial Development Agency, Galvstar LLC Project, Series C, 9.25%, 10/1/30	430,800
10,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/44	12,285,100
8,000,000	Metropolitan Transportation Authority, 5.0%, 11/15/56	9,208,160
7,340,000	Metropolitan Transportation Authority, Green Bond, Transportation Climate Bond Certified, Series A, 5.0%, 11/15/44 (AGM Insured)	8,949,295
16,410,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	16,368,975
2,935,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,927,663
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 5/1/40	6,219,250
5,735,000	New York City Water & Sewer System, Series DD-1, 5.0%, 6/15/49	6,982,076
12,620,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	12,603,594
51,600,000(d)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Sub Series S-4A, 6/1/60	2,149,656
5,000,000	New York State Dormitory Authority, Series A, Bid Group 4, 5.0%, 3/15/44	6,027,400
5,000,000	New York State Dormitory Authority, Series E, Bid Group 4, 5.0%, 3/15/48	6,064,850
3,395,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	3,478,415
15,000,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,768,750
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,031,264
6,000,000	TSASC, Inc., 5.0%, 6/1/45	5,932,500
1,000,000	TSASC, Inc., 5.0%, 6/1/48	981,250
	Total New York	$143,526,390
	Ohio - 4.3%
4,425,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$4,430,531
11,730,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/30	11,773,988
25,825,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	25,954,125
15,285,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	15,380,531
8,440,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	8,693,200
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	725,868
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,416,845
Principal Amount USD ($)		Value
	Ohio - (continued)
2,900,000	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health System, 6.0%, 12/1/42	$ 3,097,432
	Total Ohio	$75,472,520
	Oregon - 0.1%
1,120,000	Port of Portland OR Airport Revenue, 5.0%, 7/1/44	$1,364,933
	Total Oregon	$1,364,933
	Pennsylvania - 6.5%
850,000	Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project, Series A, 5.125%, 4/1/35	$815,499
1,500,000	Allegheny County Industrial Development Authority, 4.875%, 11/1/24	1,555,290
3,000,000	Allegheny County Industrial Development Authority, 5.125%, 5/1/30	3,141,030
5,000,000	Berks County Industrial Development Authority, 5.0%, 11/1/50	5,706,250
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,082,640
2,335,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,509,284
4,100,000	City of Philadelphia PA Water & Wastewater Revenue, 5.0%, 11/1/54	4,972,357
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,953,248
1,500,000	Geisinger Authority, Geisinger Health System, Series A-2, 5.0%, 2/15/39	1,780,410
1,200,000(f)	Geisinger Authority, Geisinger Health System, Series B, 1.08%, 8/1/22	1,200,000
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,314,720
2,005,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series A, 7.5%, 5/1/20	2,047,025
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	8,648,862
3,935,000	Pennsylvania State University, 5.0%, 9/1/43	4,898,052
2,355,000	Pennsylvania State University, 5.0%, 9/1/44	2,933,247
10,000,000	Pennsylvania Turnpike Commission, 5.0%, 12/1/44	12,018,400
4,540,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/47	5,391,522
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,341,810
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,328,942
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,122,456
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,621,900
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,459,064
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,680,760
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,017,700
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,051,240
1,660,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.125%, 6/1/38 (144A)	1,786,575
3,500,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.25%, 6/1/48 (144A)	3,742,480
4,370,000	Philadelphia Authority for Industrial Development, Revenue International Education & Community Initiatives, 5.375%, 6/1/53 (144A)	4,708,151
1,570,000	Philadelphia Authority for Industrial Development, University of the Arts, 5.0%, 3/15/45 (144A)	1,674,091
	Total Pennsylvania	$112,503,005
	Puerto Rico - 0.9%
24,000,000(e)(g)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$14,820,000
	Total Puerto Rico	$14,820,000
	Rhode Island - 0.4%
2,065,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$326,063
2,000,000(f)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	2,874,400
4,250,000	Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/50	4,523,870
	Total Rhode Island	$7,724,333
	South Carolina - 0.8%
12,000,000(e)	Spartanburg County School District No 7, 5.0%, 3/1/48 (SCSDE)	$14,751,240
	Total South Carolina	$14,751,240
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,874
	Total Tennessee	$4,874
	Texas - 6.3%
1,225,000	Arlington Higher Education Finance Corp., 5.0%, 8/15/32 (PSF Guaranteed)	$1,541,503
200,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	208,092
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	552,625
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	397,939
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,381,359
325,000	City of Celina, 5.375%, 9/1/28	337,347
Principal Amount USD ($)		Value
	Texas - (continued)
700,000	City of Celina, 5.5%, 9/1/24	$726,887
250,000	City of Celina, 5.5%, 9/1/32	259,395
650,000	City of Celina, 5.875%, 9/1/40	674,876
1,075,000	City of Celina, 6.0%, 9/1/30	1,128,094
2,700,000	City of Celina, 6.25%, 9/1/40	2,831,004
5,485,000	City of San Antonio TX Electric & Gas Systems Revenue, 5.0%, 2/1/47	6,532,361
5,000,000	City of San Antonio TX Electric & Gas Systems Revenue, Series A, 5.0%, 2/1/44	6,135,200
1,025,000(f)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 1.18%, 12/1/41	1,025,000
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,174,040
2,800,000(f)	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Corp., 1.15%, 11/1/38	2,800,000
1,000,000	Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc., 5.0%, 6/15/48	1,022,070
10,000,000	North Texas Tollway Authority, 5.0%, 1/1/38	12,280,500
17,350,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	4,511,000
5,000,000	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project, 6.625%, 11/15/37	5,766,200
2,250,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	225
5,000,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	500
120,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	127,646
6,850,000(c)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,286,893
1,775,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.0%, 11/15/28	1,757,250
500,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/39	490,140
5,400,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/44	5,258,412
1,000,000(g)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	621,110
4,695,000	Texas Water Development Board, State Water Implementation Fund, 4.0%, 10/15/37	5,428,171
10,000,000	Texas Water Development Board, State Water Implementation Fund, Series B, 5.0%, 4/15/49	12,217,100
9,500,000	University of Texas System, Financing System, Series A, 5.0%, 8/15/49	14,675,695
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,325,038
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	1,063,550
105,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	112,040
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,452,857
	Total Texas	$110,102,119
	Utah - 0.5%
490,000(h)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$513,795
1,985,000(c)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	2,185,187
5,145,000(c)	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,691,553
	Total Utah	$8,390,535
	Virginia - 3.9%
3,000,000	Ballston Quarter Community Development Authority, Series A, 5.5%, 3/1/46	$3,246,420
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	2,207,478
4,330,000	Chesapeake Hospital Authority, 5.0%, 7/1/30	5,488,145
2,240,000	Chesapeake Hospital Authority, 5.0%, 7/1/31	2,825,066
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	851,748
4,665,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,922,555
3,500,000	Peninsula Town Center Community Development Authority, 4.5%, 9/1/45 (144A)	3,709,405
1,250,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/37 (144A)	1,387,887
2,000,000	Peninsula Town Center Community Development Authority, 5.0%, 9/1/45 (144A)	2,203,540
35,750,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	35,705,313
4,605,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	4,621,071
	Total Virginia	$67,168,628
	Washington - 2.4%
8,000,000	City of Seattle WA Municipal Light & Power Revenue, 5.0%, 4/1/39	$9,956,560
8,625,000	City of Seattle WA Municipal Light & Power Revenue, 5.0%, 4/1/41	10,703,021
7,480,000	City of Seattle WA Municipal Light & Power Revenue, 5.0%, 4/1/45	9,279,987
10,000,000	Washington State Convention Center Public Facilities District, 5.0%, 7/1/48	11,792,300
	Total Washington	$41,731,868
	Wisconsin - 2.8%
775,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/33	$870,077
3,800,000	Public Finance Authority, Community School of Davidson Project, 5.0%, 10/1/48	4,140,024
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	1,769,797
9,310,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	10,297,977
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,819,692
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,206,292
Principal Amount USD ($)		Value
	Wisconsin - (continued)
475,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	$485,954
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	2,113,600
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,608,075
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	518,470
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,594,950
8,615,000(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	7,692,506
1,245,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,310,188
2,815,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	3,071,812
	Total Wisconsin	$48,499,414
	TOTAL MUNICIPAL BONDS
	(Cost $1,679,709,168)	$1,715,699,392
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
	(Cost $1,695,046,892) (i)	$1,731,625,142
	OTHER ASSETS AND LIABILITIES - 0.5%	$8,099,330
	NET ASSETS - 100.0%	$1,739,724,472

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
PSF	Permanent School Fund
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at November 30, 2019.

SCSDE	South Carolina Department of Education
ST APPROP	State Appropriations
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2019, the value of these securities amounted to $256,075,406, or 14.7% of net assets.

†	Amount rounds to less than 0.1%.
+	Security that used significant unobservable inputs to determine its value.
(a)	Securities are restricted as to resale.
(b)	Consists of Revenue Bonds unless otherwise indicated.
(c)
Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2019.
(g)	Security is in default.
(h)	Escrow to maturity.
(i)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
Tobacco Revenue	21.1%
Education Revenue	19.9
Health Revenue	15.9
Development Revenue	13.7
General Obligation	10.3
Transportation Revenue	8.0
Water Revenue	4.4
Utilities Revenue	2.5
Other Revenue	1.6
Power Revenue	1.4
Facilities Revenue	1.2
Pollution Control Revenue	0.0†
100.0%
†	Amount rounds to less than 0.1%.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Debtors in Possession Financing
Building Materials	$–	$279,888	$226,142	$506,030
All Other Debtor in Possession Financing	–	15,419,720	–	15,419,720
Municipal Bonds	–	1,715,699,392	–	1,715,699,392
Total Investments in Securities	$–	$1,731,399,000	$226,142	$1,731,625,142

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Debtors In Possession Financing
Balance as of 8/31/19	$--
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	--
Accrued discounts/premiums	--
Purchases	--
Sales	(1,276,834)
Transfers in to Level 3*	1,502,976
Transfers out of Level 3*	--
Balance as of 11/30/19	$226,142

*
Transfers are calculated on the beginning of period value. During the three months ended November 30, 2019, securities with an aggregate value of $1,502,976 were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30,
2019: $--.